Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2013	PAGE 1

A.	DATES						Begin	End	# days

1	Payment Date							11/15/2013
2	Collection Period						10/1/2013	10/31/2013	31
3	Monthly Interest Period-Actual						10/15/2013	11/14/2013	31
4	Monthly Interest - Scheduled						10/15/2013	11/14/2013	30

B.	SUMMARY
					Principal Payment
		Initial Balance		Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes		110,000,000.00	78,702,914.93	—	—	16,806,134.72	61,896,780.21	0.5626980
6	Class A-2a Notes		179,000,000.00	179,000,000.00	—	—	—	179,000,000.00	1.0000000
7	Class A-2b Notes		164,000,000.00	164,000,000.00	—	—	—	164,000,000.00	1.0000000
8	Class A-3 Notes		215,000,000.00	215,000,000.00	—	—	—	215,000,000.00	1.0000000
9	Class A-4 Notes		85,170,000.00	85,170,000.00	—	—	—	85,170,000.00	1.0000000
10	Total Class A Notes		753,170,000.00	721,872,914.93	0.00	0.00	16,806,134.72	705,066,780.21
11	Class B Notes		30,040,000.00	30,040,000.00	—	—	—	30,040,000.00	1.0000000

12	Total Notes		$783,210,000.00	751,912,914.93	$0.00	$0.00	$16,806,134.72	735,106,780.21

	Overcollateralization
13	Exchange Note		89,663,305.03	87,194,773.09				85,806,584.83
14	Series 2013-A Notes		23,759,745.31	32,840,042.83				37,152,483.24

15	Total Overcollateralization		113,423,050.34	120,034,815.92				122,959,068.07

16	Total Target Overcollateralization		$126,873,576.62	126,873,576.62				126,873,576.62

		One-Month LIBOR	Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal Payment Due	Per $1000 Face Amount	Interest Shortfall

17	Class A-1 Notes		0.25000%	16,942.99	0.1540272	16,806,134.72	152.7830429	0.00
18	Class A-2a Notes		0.73000%	108,891.67	0.6083334	0.00	0.0000000	0.00
19	Class A-2b Notes	0.17400%	0.49400%	69,763.78	0.4253889	0.00	0.0000000	0.00
20	Class A-3 Notes		1.10000%	197,083.33	0.9166667	0.00	0.0000000	0.00
21	Class A-4 Notes		1.40000%	99,365.00	1.1666667	0.00	0.0000000	0.00
22	Total Class A Notes			492,046.77	0.6533011	16,806,134.72	22.3138664	0.00
23	Class B Notes		1.64000%	41,054.67	1.3666668	0.00	0.0000000	0.00

24	Totals			533,101.44	0.6806622	16,806,134.72	21.4580186	0.00

		Initial Balance		Beginning Balance				Ending Balance
25	Exchange Note Balance		806,969,745.31	784,752,957.77				772,259,263.45

	Reference Pool Balance Data			Initial	Current
26	Discount Rate			3.50%	3.50%
27	Aggregate Securitization Value			896,633,050.34	858,065,848.28
28	Aggregate Base Residual Value (Not Discounted)			613,408,064.53	605,465,392.02

				Units	Securitization Value
29	Securitization Value - Beginning of Period			41,872	871,947,730.85
30	Depreciation/Payments				(8,838,590.64)
31	Gross Credit Losses			(43)	(817,661.76)
32	Scheduled & Early Terminations			(5)	(106,145.74)
33	Payoff Units & Lease Reversals			(188)	(4,119,484.43)
34	Repurchased Leases			—	—

35	Securitization Value - End of Period			41,636	858,065,848.28

World Omni Automobile Lease Securitization Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2013	PAGE 2

C.	SERVICING FEE
36	Servicing Fee Due				726,623.11
37	Unpaid Servicing Fees - Prior Collection Periods				0.00
38	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period				(767,765.31)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
39	Required Reserve Account Balance (.50% of Initial Securitization Value)				4,483,165.25
40	Beginning Reserve Account Balance				4,483,165.25
41	Ending Reserve Account Balance				4,483,165.25

E.	POOL STATISTICS
	Delinquencies Aging Profile - End of Period	Units	Percentage	Securitization Value
42	Total Active Units (Excluding Inventory)	41,454	99.67%	854,224,128.49
43	31 - 60 Days Delinquent	116	0.28%	2,501,859.01
44	61 - 90 Days Delinquent	18	0.04%	376,592.90
45	91+ Days Delinquent	6	0.01%	127,634.27

46	Total	41,594	100.00%	857,230,214.67

47	Current Period Net Residual Losses/(Gains)				18,146.39

48	Current Period Net Credit Losses/(Gains)				196,888.20

World Omni Automobile Lease Securitization Trust 2013-A MONTHLY SERVICER CERTIFICATE For the collection period ended 10/31/2013	PAGE 3

F.	EXCHANGE NOTE COLLECTION ACCOUNT COLLECTED AMOUNTS
49	Collected Amounts	18,100,712.20

50	Investment Earnings on Collection Account	1,251.26

51	Total Collected Amounts, prior to Servicer Advances	18,101,963.46

52	Servicer Advance	0.00

53	Total Collected Amounts - Available for Distribution	18,101,963.46

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

54	Servicing Fee	726,623.11
55	Interest on the Exchange Note - to the Trust Collection Account	1,072,495.71
56	Principal on the Exchange Note - to the Trust Collection Account	12,493,694.32
57	Trust Collection Account Shortfall Amount - to the Trust Collection Account	726,396.14
58	Remaining Funds Payable to Trust Collection Account	3,082,754.18

59	Total Distributions	18,101,963.46

G.	TRUST COLLECTION ACCOUNT
	AVAILABLE FUNDS

60	Available Funds	17,375,340.35
61	Investment Earnings on Reserve Account	226.97
62	Reserve Account Draw Amount	0.00

63	Total Available Funds - Available for Distribution	17,375,567.32

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT
64	Administration Fee	36,331.16
65	Class A Noteholders’ Interest Distributable Amount	492,046.77
66	Noteholders’ First Priority Principal Distributable Amount	—
67	Class B Noteholders’ Interest Distributable Amount	41,054.67
68	Noteholders’ Second Priority Principal Distributable Amount	—
69	Amount to Reinstate Reserve Account to Required Reserve Account Balance	—
70	Noteholders’ Regular Principal Distributable Amount	16,806,134.72
71	Remaining Funds Payable to Certificateholder	—

72	Total Distributions	17,375,567.32